Related party transactions - Compensation for key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related party transactions
Salaries and short-term employee benefits	$ 6,836	$ 6,064
Share-based payments	5,054	2,337
Compensation for key management personnel	$ 11,890	$ 8,401